Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.7%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV Ltd., Series 2021-25A, Class E, 12.413%, (3 mo. SOFR + 7.112%), 1/15/35(1)(2)	$1,000	$ 1,004,078
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 12.384%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	967,042
BlueMountain CLO XXXIV Ltd., Series 2022-34A, Class E, 12.832%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	979,284
Halseypoint CLO 5 Ltd., Series 2021-5A, Class E, 12.457%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	1,000	953,573
Palmer Square CLO Ltd., Series 2015-1A, Class DR4, 11.888%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	1,000	1,002,866
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	2,000	2,008,094
RAD CLO 11 Ltd., Series 2021-11A, Class E, 11.813%, (3 mo. SOFR + 6.512%), 4/15/34(1)(2)	2,000	2,006,990
Wellfleet CLO Ltd., Series 2022-2A, Class E, 13.839%, (3 mo. SOFR + 8.56%), 10/18/35(1)(2)	500	504,339
Total Asset-Backed Securities (identified cost $9,442,432)		$ 9,426,266

Common Stocks — 0.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	24	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	13,507	$ 283,647
Phoenix Services International LLC(4)(5)	12,664	56,988
Phoenix Services International LLC(4)(5)	1,156	5,202
		$ 345,837
Containers and Glass Products — 0.0%(6)
LG Parent Holding Co.(4)(5)	33,758	$ 151,911
		$ 151,911
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)	3,342	$ 51,801
		$ 51,801
Security	Shares	Value
Entertainment — 0.0%(6)
New Cineworld Ltd.(4)(5)	13,408	$ 275,702
		$ 275,702
Health Care — 0.2%
Akorn Holding Co. LLC(3)(4)(5)	58,449	$ 0
Cano Health, Inc.(4)	44,627	357,016
Envision Parent, Inc.(4)	58,278	626,489
		$ 983,505
Household Durables — 0.1%
Serta Simmons Bedding, Inc.(4)(5)	87,691	$ 641,240
Serta SSB Equipment Co.(3)(4)(5)	87,691	0
		$ 641,240
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	7,165	$ 4,657
		$ 4,657
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., Class A(4)(5)	7,882	$ 614,796
		$ 614,796
Oil and Gas — 0.0%
AFG Holdings, Inc.(3)(4)(5)	17,136	$ 0
		$ 0
Pharmaceuticals — 0.3%
Covis Midco 1 SARL, Class A(4)(5)	531	$ 270
Covis Midco 1 SARL, Class B(4)(5)	531	271
Covis Midco 1 SARL, Class C(4)(5)	531	271
Covis Midco 1 SARL, Class D(4)(5)	531	271
Covis Midco 1 SARL, Class E(4)(5)	531	271
Mallinckrodt International Finance SA(4)(5)	23,499	1,785,924
		$ 1,787,278
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	285	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	13,555	$ 0
		$ 0
Total Common Stocks (identified cost $6,387,035)		$ 4,856,727

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Corporate Bonds — 7.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., 6.875%, 12/15/30(1)	$500	$ 524,058
		$ 524,058
Air Transport — 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.:
5.50%, 4/20/26(1)	$744	$ 742,238
5.75%, 4/20/29(1)	950	949,209
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	320,040
4.625%, 4/15/29(1)	325	314,249
		$ 2,325,736
Automotive — 0.1%
Adient Global Holdings Ltd., 7.00%, 4/15/28(1)	$175	$ 180,404
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 5/15/26(1)	293	293,115
		$ 473,519
Building and Development — 0.1%
MITER Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	$425	$ 440,832
		$ 440,832
Business Equipment and Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL:
4.625%, 6/1/28(1)	$1,300	$ 1,223,382
4.625%, 6/1/28(1)	1,200	1,127,101
		$ 2,350,483
Chemicals — 0.2%
Olympus Water U.S. Holding Corp., 4.25%, 10/1/28(1)	$975	$ 931,911
		$ 931,911
Commercial Services — 0.4%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 687,917
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	900	882,446
Wand NewCo 3, Inc., 7.625%, 1/30/32(1)	800	843,350
		$ 2,413,713
Security	Principal Amount (000's omitted)	Value
Containers & Packaging — 0.2%
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC:
4.00%, 10/15/27(1)	$450	$ 433,113
4.375%, 10/15/28(1)	625	599,240
		$ 1,032,353
Diversified Financial Services — 0.2%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/27(1)	$175	$ 179,562
Aretec Group, Inc., 10.00%, 8/15/30(1)	400	426,186
Focus Financial Partners LLC, 6.75%, 9/15/31(1)	700	707,137
		$ 1,312,885
Diversified Telecommunication Services — 0.7%
Altice France SA:
5.125%, 1/15/29(1)	$100	$ 70,324
5.125%, 7/15/29(1)	3,175	2,235,670
5.50%, 1/15/28(1)	400	291,215
Level 3 Financing, Inc., 10.75%, 12/15/30(1)	1,225	1,350,509
		$ 3,947,718
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 629,148
		$ 629,148
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc., 5.125%, 12/15/26(1)	$1,000	$ 998,552
		$ 998,552
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,294,069
		$ 1,294,069
Engineering & Construction — 0.0%(6)
Artera Services LLC, 8.50%, 2/15/31(1)	$125	$ 123,863
		$ 123,863
Entertainment — 0.1%
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$400	$ 414,016
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	55	55,159
		$ 469,175
Health Care — 0.6%
Medline Borrower LP, 3.875%, 4/1/29(1)	$1,725	$ 1,634,635

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Health Care (continued)
Tenet Healthcare Corp., 4.25%, 6/1/29	$1,675	$ 1,616,322
		$ 3,250,957
Hotels, Restaurants & Leisure — 0.4%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,367,847
		$ 2,367,847
Insurance — 0.6%
AmWINS Group, Inc., 6.375%, 2/15/29(1)	$600	$ 615,013
Panther Escrow Issuer LLC, 7.125%, 6/1/31(1)	2,775	2,912,901
		$ 3,527,914
Internet Software & Services — 0.2%
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(1)	$875	$ 895,579
		$ 895,579
Leisure Goods/Activities/Movies — 0.1%
Lindblad Expeditions LLC, 6.75%, 2/15/27(1)	$225	$ 226,692
NCL Corp. Ltd., 5.875%, 2/15/27(1)	625	627,633
		$ 854,325
Machinery — 0.2%
Madison IAQ LLC, 4.125%, 6/30/28(1)	$650	$ 627,788
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	350	346,499
		$ 974,287
Media — 0.1%
iHeartCommunications, Inc., 6.375%, 5/1/26	$47	$ 41,115
Univision Communications, Inc., 4.50%, 5/1/29(1)	650	581,196
		$ 622,311
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	$1,025	$ 1,026,226
		$ 1,026,226
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 377,873
		$ 377,873
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 549,585
		$ 549,585
Security	Principal Amount (000's omitted)	Value
Retail — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	$630	$ 602,014
		$ 602,014
Software — 0.6%
Cloud Software Group, Inc.:
8.25%, 6/30/32(1)	$1,520	$ 1,590,078
9.00%, 9/30/29(1)	675	687,467
GoTo Group, Inc., 5.50%, 5/1/28(1)	169	130,262
UKG, Inc., 6.875%, 2/1/31(1)	800	827,221
		$ 3,235,028
Technology — 0.3%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 792,436
NCR Atleos Corp., 9.50%, 4/1/29(1)	675	743,627
		$ 1,536,063
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$750	$ 664,681
		$ 664,681
Total Corporate Bonds (identified cost $40,862,021)		$ 39,752,705

Exchange-Traded Funds — 0.6%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,173,760
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,173,760

Senior Floating-Rate Loans — 87.1%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.3%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	$2,445	$ 2,449,828
Term Loan, 8.345%, (SOFR + 3.50%), 8/24/28	726	727,542
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(8)	625	623,047
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(9)	166	132,512

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
Novaria Holdings LLC, Term Loan, 9.195%, (SOFR + 4.25%), 6/6/31	$200	$ 200,417
TransDigm, Inc.:
Term Loan, 7.104%, (SOFR + 2.50%), 2/28/31	1,171	1,168,014
Term Loan, 7.354%, (SOFR + 2.75%), 3/22/30	2,199	2,200,885
		$ 7,502,245
Airlines — 0.3%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28	$1,613	$ 1,659,133
		$ 1,659,133
Apparel & Luxury Goods — 0.7%
ABG Intermediate Holdings 2 LLC, Term Loan, 12/21/28(8)	$425	$ 425,896
Gloves Buyer, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 12/29/27	2,042	2,036,890
Hanesbrands, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 3/8/30	1,453	1,452,875
		$ 3,915,661
Auto Components — 1.6%
Adient U.S. LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31	$781	$ 782,991
Autokiniton U.S. Holdings, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 4/6/28	1,900	1,901,904
Clarios Global LP, Term Loan, 7.345%, (SOFR + 2.50%), 5/6/30	2,145	2,149,540
DexKo Global, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 10/4/28	634	614,305
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28	1,405	1,408,967
LSF12 Badger Bidco LLC, Term Loan, 10.845%, (SOFR + 6.00%), 8/30/30	298	286,957
LTI Holdings, Inc., Term Loan, 9.595%, (SOFR + 4.75%), 7/19/29	1,000	984,875
RealTruck Group, Inc., Term Loan, 9.96%, (SOFR + 5.00%), 1/31/28	697	690,478
		$ 8,820,017
Automobiles — 0.5%
Bombardier Recreational Products, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 1/22/31	$1,378	$ 1,377,775
MajorDrive Holdings IV LLC, Term Loan, 8.865%, (SOFR + 4.00%), 6/1/28	1,734	1,739,217
		$ 3,116,992
Borrower/Description	Principal Amount (000's omitted)	Value
Beverages — 0.9%
Arterra Wines Canada, Inc., Term Loan, 8.365%, (SOFR + 3.50%), 11/24/27	$578	$ 559,144
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28	560	459,049
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28	181	160,583
Term Loan - Second Lien, 10.563%, (SOFR + 5.00%), 4/5/28	861	452,286
Triton Water Holdings, Inc., Term Loan, 8.115%, (SOFR + 3.25%), 3/31/28	3,266	3,265,005
		$ 4,896,067
Biotechnology — 0.4%
Alkermes, Inc., Term Loan, 7.469%, (SOFR + 2.50%), 3/12/26	$178	$ 179,064
Alltech, Inc., Term Loan, 8.96%, (SOFR + 4.00%), 10/13/28	851	852,001
Grifols Worldwide Operations USA, Inc., Term Loan, 7.402%, (SOFR + 2.00%), 11/15/27	1,590	1,547,519
		$ 2,578,584
Building Products — 1.0%
Cornerstone Building Brands, Inc., Term Loan, 8.447%, (SOFR + 3.25%), 4/12/28	$1,491	$ 1,463,025
CPG International, Inc., Term Loan, 9/19/31(8)	675	676,266
LHS Borrower LLC, Term Loan, 9.695%, (SOFR + 4.75%), 2/16/29	846	809,605
MI Windows and Doors LLC, Term Loan, 8.345%, (SOFR + 3.50%), 3/28/31	773	776,687
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29	1,351	1,336,821
Standard Industries, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 9/22/28	403	404,402
		$ 5,466,806
Capital Markets — 3.5%
Advisor Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/17/28	$2,834	$ 2,807,598
Aretec Group, Inc., Term Loan, 8.845%, (SOFR + 4.00%), 8/9/30	1,964	1,927,373
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28	767	772,704
Edelman Financial Center LLC, Term Loan, 8.095%, (SOFR + 3.25%), 4/7/28	2,243	2,242,372
EIG Management Co. LLC, Term Loan, 9.965%, (SOFR + 5.00%), 5/17/29	420	420,737
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29	1,234	1,238,747

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets (continued)
Focus Financial Partners LLC:
Term Loan, 3.25%, 9/11/31(10)	$367	$ 366,213
Term Loan, 8.095%, (SOFR + 3.25%), 9/11/31	3,417	3,409,726
Franklin Square Holdings LP, Term Loan, 7.095%, (SOFR + 2.25%), 4/25/31	998	998,747
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 8/21/28	2,459	2,463,080
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31	648	651,347
LPL Holdings, Inc., Term Loan, 7.051%, (SOFR + 1.75%), 11/12/26	446	445,946
Mariner Wealth Advisors LLC, Term Loan, 7.604%, (SOFR + 3.00%), 8/18/28	1,219	1,221,418
Press Ganey Holdings, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/30/31	650	650,203
		$ 19,616,211
Chemicals — 5.2%
Aruba Investments Holdings LLC, Term Loan, 8.945%, (SOFR + 4.00%), 11/24/27	$410	$ 408,650
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 12/20/29	1,234	1,239,226
CPC Acquisition Corp., Term Loan, 8.615%, (SOFR + 3.75%), 12/29/27	1,217	1,064,963
Discovery Purchaser Corp., Term Loan, 10/4/29(8)	1,075	1,071,417
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27	383	385,404
GEON Performance Solutions LLC, Term Loan, 9.115%, (SOFR + 4.25%), 8/18/28	882	887,127
Groupe Solmax, Inc., Term Loan, 9.659%, (SOFR + 4.75%), 5/29/28(11)	1,027	954,839
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30	1,067	1,073,606
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 8.695%, (SOFR + 3.75%), 3/14/30	395	395,823
Term Loan, 9.195%, (SOFR + 4.25%), 4/2/29	1,981	1,985,686
INEOS U.S. Finance LLC:
Term Loan, 8.095%, (SOFR + 3.25%), 2/18/30	4,217	4,220,031
Term Loan, 8.595%, (SOFR + 3.75%), 2/7/31	549	549,928
Lonza Group AG, Term Loan, 8.529%, (SOFR + 3.93%), 7/3/28	1,155	1,082,896
Momentive Performance Materials, Inc., Term Loan, 9.345%, (SOFR + 4.50%), 3/29/28	2,509	2,517,252
Nouryon Finance BV:
Term Loan, 8.628%, (SOFR + 3.50%), 4/3/28	680	681,809
Term Loan, 8.821%, (SOFR + 3.50%), 4/3/28	619	620,051
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp., Term Loan, 8.104%, (SOFR + 3.50%), 6/20/31	$2,582	$ 2,585,473
Orion Engineered Carbons GmbH, Term Loan, 6.854%, (SOFR + 2.15%), 9/24/28	291	289,545
Paint Intermediate III LLC, Term Loan, 9/11/31(8)	500	500,000
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29	551	519,672
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30	1,232	1,177,817
Tronox Finance LLC:
Term Loan, 7.211%, (SOFR + 2.50%), 9/18/31	1,267	1,266,516
Term Loan, 7.354%, (SOFR + 2.75%), 4/4/29	1,212	1,214,458
W.R. Grace & Co.-Conn., Term Loan, 7.854%, (SOFR + 3.25%), 9/22/28	2,796	2,806,422
		$ 29,498,611
Commercial Services & Supplies — 3.3%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/16/29	$1,806	$ 1,817,653
Allied Universal Holdco LLC, Term Loan, 8.695%, (SOFR + 3.75%), 5/12/28	159	158,045
Asplundh Tree Expert LLC, Term Loan, 6.695%, (SOFR + 1.75%), 9/7/27	1,160	1,163,539
Belfor Holdings, Inc., Term Loan, 8.595%, (SOFR + 3.75%), 11/1/30	584	587,168
Covanta Holding Corp.:
Term Loan, 7.35%, (SOFR + 2.50%), 11/30/28(11)	1,544	1,547,023
Term Loan, 7.588%, (SOFR + 2.50%), 11/30/28	119	118,853
Term Loan, 7.847%, (SOFR + 2.75%), 11/30/28	472	472,803
Term Loan, 7.847%, (SOFR + 2.75%), 11/30/28	26	25,901
EnergySolutions LLC, Term Loan, 8.354%, (SOFR + 3.75%), 9/20/30	1,153	1,162,106
Foundever Worldwide Corp., Term Loan, 8.71%, (SOFR + 3.75%), 8/28/28	1,867	1,248,869
Garda World Security Corp., Term Loan, 8.597%, (SOFR + 3.50%), 2/1/29	3,250	3,253,823
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 7/3/31	925	925,248
Harsco Corp., Term Loan, 7.21%, (SOFR + 2.25%), 3/10/28	242	241,905
Heritage-Crystal Clean, Inc., Term Loan, 9.465%, (SOFR + 4.50%), 10/17/30	2,217	2,228,141
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28	737	740,656
Phoenix Services International LLC, Term Loan, 10.955%, (SOFR + 6.10%), 6/30/28	156	150,292
Prime Security Services Borrower LLC, Term Loan, 7.445%, (SOFR + 2.25%), 10/13/30	923	922,793

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, Term Loan, 7.095%, (SOFR + 2.25%), 8/31/28	$516	$ 516,689
TMF Group Holding BV, Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28	372	374,131
TruGreen LP, Term Loan, 8.845%, (SOFR + 4.00%), 11/2/27	822	796,589
		$ 18,452,227
Communications Equipment — 0.2%
Ciena Corp., Term Loan, 6.961%, (SOFR + 2.00%), 10/24/30	$1,138	$ 1,141,831
		$ 1,141,831
Construction Materials — 1.1%
Quikrete Holdings, Inc.:
Term Loan, 7.095%, (SOFR + 2.25%), 3/19/29	$2,054	$ 2,056,851
Term Loan, 7.345%, (SOFR + 2.50%), 4/14/31	2,631	2,636,206
Star Holding LLC, Term Loan, 9.345%, (SOFR + 4.50%), 7/31/31	1,325	1,297,534
		$ 5,990,591
Consumer Staples Distribution & Retail — 0.5%
Cardenas Markets, Inc., Term Loan, 11.454%, (SOFR + 6.75%), 8/1/29	$419	$ 414,145
Peer Holding III BV:
Term Loan, 7.604%, (SOFR + 3.00%), 7/1/31	1,375	1,381,016
Term Loan, 7.854%, (SOFR + 3.25%), 10/28/30	1,070	1,074,305
		$ 2,869,466
Containers & Packaging — 0.9%
Altium Packaging LLC, Term Loan, 7.345%, (SOFR + 2.50%), 6/11/31	$474	$ 472,924
Berlin Packaging LLC, Term Loan, 8.892%, (SOFR + 3.75%), 6/9/31(11)	948	948,644
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.02%, (SOFR + 3.18%), 4/13/29	2,602	2,592,398
Pretium Packaging LLC, Term Loan - Second Lien, 11.228%, (SOFR + 5.98%), 9.848% cash, 1.38% PIK, 10/2/28	12	9,759
Proampac PG Borrower LLC, Term Loan, 9.229%, (SOFR + 4.00%), 9/15/28(11)	1,141	1,145,314
		$ 5,169,039
Distributors — 0.1%
CD&R Hydra Buyer, Inc., Term Loan, 8.945%, (SOFR + 4.00%), 3/25/31	$846	$ 841,168
Borrower/Description	Principal Amount (000's omitted)	Value
Distributors (continued)
Phillips Feed Service, Inc., Term Loan, 11.945%, (SOFR + 7.00%), 11/13/24(3)	$51	$ 32,036
		$ 873,204
Diversified Consumer Services — 1.5%
Ascend Learning LLC, Term Loan, 8.445%, (SOFR + 3.50%), 12/11/28	$1,473	$ 1,468,982
Belron Finance U.S. LLC, Term Loan, 7.629%, (SOFR + 2.25%), 4/18/29	815	815,833
KUEHG Corp., Term Loan, 9.104%, (SOFR + 4.50%), 6/12/30	1,609	1,616,291
Project Boost Purchaser LLC, Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31	825	825,774
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27	1,184	1,170,998
Spring Education Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 10/4/30	347	350,328
Wand NewCo 3, Inc., Term Loan, 8.006%, (SOFR + 3.25%), 1/30/31	2,219	2,219,690
		$ 8,467,896
Diversified Telecommunication Services — 1.0%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28	$10	$ 7,871
Anuvu Holdings 2 LLC:
Term Loan, 8.963%, (SOFR + 4.00%), 9/27/27(3)	120	95,700
Term Loan, 13.213%, (SOFR + 8.25%), 3/23/26(3)	296	125,498
Level 3 Financing, Inc.:
Term Loan, 11.415%, (SOFR + 6.56%), 4/15/29	1,287	1,315,762
Term Loan, 11.415%, (SOFR + 6.56%), 4/15/30	1,287	1,316,433
Lumen Technologies, Inc.:
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/29	450	396,943
Term Loan, 7.319%, (SOFR + 2.35%), 4/15/30	950	823,055
Virgin Media Bristol LLC:
Term Loan, 7.711%, (SOFR + 2.50%), 1/31/28	850	815,575
Term Loan, 8.461%, (SOFR + 3.25%), 1/31/29	750	718,490
		$ 5,615,327
Electrical Equipment — 0.9%
AZZ, Inc., Term Loan, 5/13/29(8)	$300	$ 301,922
Dynamo Newco II GmbH, Term Loan, 9/26/31(8)	1,500	1,501,875
WEC U.S. Holdings Ltd., Term Loan, 7.595%, (SOFR + 2.75%), 1/27/31	3,075	3,077,211
		$ 4,881,008

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Electronic Equipment, Instruments & Components — 1.7%
Celestica, Inc., Term Loan, 6.605%, (SOFR + 1.75%), 6/20/31	$898	$ 898,872
Chamberlain Group, Inc.:
Term Loan, 8.195%, (SOFR + 3.25%), 11/3/28	987	984,559
Term Loan, 8.345%, (SOFR + 3.50%), 11/3/28	1,144	1,144,161
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28	782	762,450
II-VI, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 7/2/29	671	672,335
Ingram Micro, Inc., Term Loan, 7.564%, (SOFR + 2.75%), 9/22/31	289	289,442
Mirion Technologies, Inc., Term Loan, 6.854%, (SOFR + 2.25%), 10/20/28	481	481,036
MX Holdings U.S., Inc., Term Loan, 7.71%, (SOFR + 2.75%), 7/31/28	248	248,634
Robertshaw U.S. Holding Corp.:
DIP Loan, 17.50%, (USD Prime + 9.50%), 9.00% cash, 8.50% PIK, 10/11/24	426	425,138
Term Loan, 0.00%, 2/28/27(9)	0(12)	233
Term Loan, 0.00%, 2/28/27(9)	1,318	1,285,467
Term Loan - Second Lien, 0.00%, 2/28/27(9)	1,214	637,217
TTM Technologies, Inc., Term Loan, 7.451%, (SOFR + 2.25%), 5/30/30	520	521,049
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25	1,640	1,512,264
		$ 9,862,857
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc.:
Term Loan, 15.96%, (SOFR + 11.00%), 4.96% cash, 11.00% PIK, 12/31/25(3)	$81	$ 38,186
Term Loan, 15.96%, (SOFR + 11.00%), 4.96% cash, 11.00% PIK, 12/31/25(3)	705	330,665
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30	473	474,095
Lightning Power LLC, Term Loan, 8.346%, (SOFR + 3.25%), 8/18/31	1,000	1,003,264
PG Investment Co. 59 SARL, Term Loan, 8.104%, (SOFR + 3.50%), 3/26/31	1,072	1,075,530
		$ 2,921,740
Engineering & Construction — 0.4%
American Residential Services LLC, Term Loan, 8.365%, (SOFR + 3.50%), 10/15/27	$337	$ 337,928
Artera Services LLC, Term Loan, 9.104%, (SOFR + 4.50%), 2/15/31	423	412,744
Borrower/Description	Principal Amount (000's omitted)	Value
Engineering & Construction (continued)
Azuria Water Solutions, Inc., Term Loan, 8.605%, (SOFR + 3.75%), 5/17/28	$315	$ 317,271
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30	1,372	1,379,491
		$ 2,447,434
Entertainment — 0.7%
City Football Group Ltd., Term Loan, 7.969%, (SOFR + 3.00%), 7/22/30	$418	$ 415,127
Creative Artists Agency LLC, Term Loan, 9/12/31(8)	1,125	1,125,422
Crown Finance U.S., Inc., Term Loan, 13.46%, (SOFR + 8.50%), 6.46% cash, 7.00% PIK, 7/31/28	312	316,836
UFC Holdings LLC, Term Loan, 8.291%, (SOFR + 2.75%), 4/29/26	2,055	2,059,107
		$ 3,916,492
Financial Services — 2.4%
Boost Newco Borrower LLC, Term Loan, 7.104%, (SOFR + 2.50%), 1/31/31	$3,000	$ 3,004,017
CPI Holdco B LLC, Term Loan, 6.845%, (SOFR + 2.00%), 5/19/31	2,200	2,191,750
Ditech Holding Corp., Term Loan, 0.00%, 6/30/25(9)	1,077	212,691
Grant Thornton Advisors LLC, Term Loan, 8.095%, (SOFR + 3.25%), 6/2/31	1,900	1,904,987
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29	2,301	2,321,077
Nuvei Technologies Corp.:
Term Loan, 7.955%, (SOFR + 3.00%), 12/19/30	814	816,644
Term Loan, 7/18/31(8)	1,000	990,000
Walker & Dunlop, Inc., Term Loan, 7.195%, (SOFR + 2.25%), 12/16/28	1,589	1,595,289
WEX, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 3/31/28	290	290,580
		$ 13,327,035
Food Products — 0.4%
Del Monte Foods, Inc.:
Term Loan, 13.166%, (SOFR + 8.00%), 8/2/28	$889	$ 846,479
Term Loan - Second Lien, 9.406%, (SOFR + 4.25%), 8/2/28	1,879	1,033,601
Simply Good Foods USA, Inc., Term Loan, 7.455%, (SOFR + 2.50%), 3/17/27	138	139,344
		$ 2,019,424

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Gas Utilities — 0.4%
CQP Holdco LP, Term Loan, 6.854%, (SOFR + 2.25%), 12/31/30	$2,498	$ 2,498,959
		$ 2,498,959
Ground Transportation — 0.3%
Genesee & Wyoming, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 4/10/31	$1,575	$ 1,573,195
		$ 1,573,195
Health Care Equipment & Supplies — 0.9%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28	$511	$ 500,351
Journey Personal Care Corp., Term Loan, 9.21%, (SOFR + 4.25%), 3/1/28	1,647	1,647,593
Medline Borrower LP, Term Loan, 7.595%, (SOFR + 2.75%), 10/23/28	2,797	2,801,157
		$ 4,949,101
Health Care Providers & Services — 4.8%
AEA International Holdings (Lux) SARL, Term Loan, 7.354%, (SOFR + 2.75%), 9/7/28	$2,231	$ 2,234,010
BW NHHC Holdco, Inc., Term Loan - Second Lien, 12.604%, (SOFR + 8.00%), 10.354% cash, 2.25% PIK, 1/15/26	759	656,949
Cano Health LLC, Term Loan, 12.668%, (SOFR + 8.00%), 6/28/29	192	192,247
CCRR Parent, Inc., Term Loan, 9.21%, (SOFR + 4.25%), 3/6/28	1,824	1,527,969
CHG Healthcare Services, Inc.:
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28	1,341	1,343,063
Term Loan, 8.46%, (SOFR + 3.50%), 9/29/28	397	397,957
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27	997	1,000,951
Concentra Health Services, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 7/28/31	350	349,781
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(9)	653	264,563
Electron BidCo, Inc., Term Loan, 11/1/28(8)	1,496	1,499,671
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29	3,159	3,167,179
IVC Acquisition Ltd., Term Loan, 9.393%, (SOFR + 4.75%), 12/12/28	1,516	1,520,178
Medical Solutions Holdings, Inc., Term Loan, 8.852%, (SOFR + 3.50%), 11/1/28	2,192	1,668,797
National Mentor Holdings, Inc.:
Term Loan, 8.454%, (SOFR + 3.75%), 3/2/28	39	37,254
Term Loan, 8.649%, (SOFR + 3.75%), 3/2/28(11)	1,357	1,308,310
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28	$340	$ 341,949
Pacific Dental Services LLC, Term Loan, 7.847%, (SOFR + 2.75%), 3/15/31	1,940	1,942,155
Phoenix Guarantor, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 2/21/31	1,592	1,589,811
R1 RCM, Inc., Term Loan, 7.845%, (SOFR + 3.00%), 6/21/29	719	721,593
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31	1,721	1,724,316
Select Medical Corp., Term Loan, 7.845%, (SOFR + 3.00%), 3/6/27	261	261,956
TTF Holdings LLC, Term Loan, 8.595%, (SOFR + 3.75%), 7/18/31	2,400	2,406,000
U.S. Anesthesia Partners, Inc., Term Loan, 9.565%, (SOFR + 4.25%), 10/1/28	1,091	1,070,534
		$ 27,227,193
Health Care Technology — 1.5%
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27	$2,621	$ 2,634,929
PointClickCare Technologies, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 12/29/27	1,856	1,857,998
Project Ruby Ultimate Parent Corp.:
Term Loan, 8.21%, (SOFR + 3.25%), 3/10/28	1,162	1,161,542
Term Loan, 8.46%, (SOFR + 3.50%), 3/10/28	348	348,642
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27	1,256	1,150,625
Waystar Technologies, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 10/22/29	1,110	1,114,060
		$ 8,267,796
Hotels, Restaurants & Leisure — 4.7%
Caesars Entertainment, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/6/31	$2,289	$ 2,291,539
Carnival Corp., Term Loan, 7.595%, (SOFR + 2.75%), 10/18/28	1,653	1,659,229
ClubCorp Holdings, Inc., Term Loan, 9.865%, (SOFR + 5.00%), 9/18/26	1,010	1,012,986
Fertitta Entertainment LLC, Term Loan, 8.847%, (SOFR + 3.75%), 1/27/29	2,464	2,458,494
Flutter Financing BV, Term Loan, 6.604%, (SOFR + 2.00%), 11/29/30	3,573	3,580,593
GVC Holdings (Gibraltar) Ltd., Term Loan, 8.014%, (SOFR + 2.75%), 10/31/29	2,019	2,022,485
Hilton Domestic Operating Co., Inc., Term Loan, 6.605%, (SOFR + 1.75%), 11/8/30	675	675,169

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
IRB Holding Corp., Term Loan, 7.695%, (SOFR + 2.75%), 12/15/27	$1,248	$ 1,248,470
Light & Wonder International, Inc., Term Loan, 7.333%, (SOFR + 2.25%), 4/14/29	2,951	2,947,022
Ontario Gaming GTA LP, Term Loan, 8.893%, (SOFR + 4.25%), 8/1/30	1,290	1,290,250
Playa Resorts Holding BV, Term Loan, 7.595%, (SOFR + 2.75%), 1/5/29	1,277	1,270,598
Scientific Games Holdings LP, Term Loan, 8.318%, (SOFR + 3.00%), 4/4/29	2,967	2,954,707
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 8/25/28	1,640	1,640,487
Station Casinos LLC, Term Loan, 7.095%, (SOFR + 2.25%), 3/14/31	448	447,022
Wyndham Hotels & Resorts, Inc., Term Loan, 6.595%, (SOFR + 1.75%), 5/24/30	792	792,775
		$ 26,291,826
Household Durables — 1.2%
ACProducts, Inc., Term Loan, 9.115%, (SOFR + 4.25%), 5/17/28	$1,830	$ 1,529,743
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27	1,894	1,880,088
Madison Safety & Flow LLC, Term Loan, 9/19/31(8)	500	501,250
Serta Simmons Bedding LLC:
Term Loan, 12.218%, (SOFR + 7.50%), 6/29/28	1,293	1,083,172
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28	140	139,708
Solis IV BV, Term Loan, 8.571%, (SOFR + 3.50%), 2/26/29	1,847	1,836,781
		$ 6,970,742
Household Products — 0.5%
Energizer Holdings, Inc., Term Loan, 6.92%, (SOFR + 2.00%), 12/22/27	$894	$ 896,294
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 7/8/31	1,800	1,697,625
		$ 2,593,919
Independent Power and Renewable Electricity Producers — 0.4%
Alpha Generation LLC, Term Loan, 9/30/31(8)	$1,000	$ 1,001,250
Thunder Generation Funding LLC, Term Loan, 9/27/31(8)	1,025	1,025,641
		$ 2,026,891
Industrial Conglomerates — 0.2%
Nvent Electric Public Ltd. Co., Term Loan, 9/12/31(8)	$1,050	$ 1,050,328
		$ 1,050,328
Borrower/Description	Principal Amount (000's omitted)	Value
Industrials Conglomerates — 0.4%
Kohler Energy Co. LLC, Term Loan, 9.354%, (SOFR + 4.75%), 5/1/31	$2,294	$ 2,320,060
		$ 2,320,060
Insurance — 2.8%
Alliant Holdings Intermediate LLC, Term Loan, 7.965%, (SOFR + 3.00%), 9/19/31	$2,528	$ 2,517,296
AmWINS Group, Inc., Term Loan, 7.21%, (SOFR + 2.25%), 2/19/28	2,102	2,101,459
AssuredPartners, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 2/14/31	1,741	1,741,638
Broadstreet Partners, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 6/13/31	1,596	1,591,411
HUB International Ltd., Term Loan, 8.225%, (SOFR + 3.00%), 6/20/30	2,656	2,655,588
Ryan Specialty Group LLC, Term Loan, 7.095%, (SOFR + 2.25%), 9/15/31	1,175	1,175,000
USI, Inc.:
Term Loan, 7.354%, (SOFR + 2.75%), 11/22/29	1,965	1,961,869
Term Loan, 7.354%, (SOFR + 2.75%), 9/27/30	1,986	1,983,363
		$ 15,727,624
Interactive Media & Services — 0.3%
Buzz Finco LLC, Term Loan, 8.195%, (SOFR + 3.25%), 1/29/27	$33	$ 33,382
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28	391	377,245
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26	757	753,789
Match Group, Inc., Term Loan, 6.714%, (SOFR + 1.75%), 2/13/27	525	524,344
		$ 1,688,760
IT Services — 4.1%
Asurion LLC:
Term Loan, 8.945%, (SOFR + 4.00%), 8/19/28	$1,056	$ 1,040,162
Term Loan, 9.095%, (SOFR + 4.25%), 9/19/30	2,895	2,850,368
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/31/28	930	875,695
Term Loan - Second Lien, 10.21%, (SOFR + 5.25%), 1/20/29	250	231,973
Endure Digital, Inc., Term Loan, 8.81%, (SOFR + 3.50%), 2/10/28	2,846	2,526,464
Gainwell Acquisition Corp., Term Loan, 8.704%, (SOFR + 4.00%), 10/1/27	2,014	1,921,664
Go Daddy Operating Co. LLC:
Term Loan, 6.595%, (SOFR + 1.75%), 5/30/31	886	884,687

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
IT Services (continued)
Go Daddy Operating Co. LLC: (continued)
Term Loan, 6.845%, (SOFR + 2.00%), 11/9/29	$959	$ 959,196
Informatica LLC, Term Loan, 7.095%, (SOFR + 2.25%), 10/27/28	3,096	3,094,981
NAB Holdings LLC, Term Loan, 7.354%, (SOFR + 2.75%), 11/23/28	3,536	3,530,004
Plano HoldCo, Inc., Term Loan, 8/15/31(8)	575	576,438
Rackspace Finance LLC:
Term Loan, 11.483%, (SOFR + 6.25%), 5/15/28	538	548,020
Term Loan - Second Lien, 7.983%, (SOFR + 2.75%), 5/15/28	2,694	1,506,582
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	1,485	1,484,034
Synechron, Inc., Term Loan, 9/26/31(8)	825	818,812
		$ 22,849,080
Leisure Products — 0.9%
Fender Musical Instruments Corp., Term Loan, 8.945%, (SOFR + 4.00%), 12/1/28	$256	$ 248,161
GSM Holdings, Inc., Term Loan, 9/29/31(8)	400	377,000
Hayward Industries, Inc., Term Loan, 7.46%, (SOFR + 2.50%), 5/30/28	1,483	1,482,749
OVG Business Services LLC, Term Loan, 7.845%, (SOFR + 3.00%), 6/25/31	300	298,875
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30	1,941	1,950,692
Tait LLC, Term Loan, 8/14/31(8)	925	928,469
		$ 5,285,946
Life Sciences Tools & Services — 1.4%
Avantor Funding, Inc., Term Loan, 6.945%, (SOFR + 2.00%), 11/8/27	$835	$ 840,765
Cambrex Corp., Term Loan, 8.445%, (SOFR + 3.50%), 12/4/26	168	166,900
Catalent Pharma Solutions, Inc., Term Loan, 7.92%, (SOFR + 3.00%), 2/22/28	1,269	1,271,004
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26	1,137	1,085,555
ICON Luxembourg SARL, Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	611	614,818
IQVIA, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 1/2/31	1,315	1,322,152
Loire Finco Luxembourg SARL, Term Loan, 8.445%, (SOFR + 3.50%), 4/21/27	240	238,232
Packaging Coordinators Midco, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 11/30/27	219	219,582
Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
PRA Health Sciences, Inc., Term Loan, 6.604%, (SOFR + 2.00%), 7/3/28	$152	$ 153,182
Sotera Health Holdings LLC, Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31	2,000	1,996,250
		$ 7,908,440
Machinery — 4.5%
AI Aqua Merger Sub, Inc., Term Loan, 8.701%, (SOFR + 3.50%), 7/31/28	$2,011	$ 2,010,992
Ali Group North America Corp., Term Loan, 6.96%, (SOFR + 2.00%), 7/30/29	1,750	1,757,447
American Trailer World Corp., Term Loan, 8.695%, (SOFR + 3.75%), 3/3/28	748	679,862
Apex Tool Group LLC:
Term Loan, 14.954%, (SOFR + 10.10%), 7.50% cash, 7.454% PIK, 2/8/30	588	561,720
Term Loan - Second Lien, 12.204%, (SOFR + 7.35%), 4.854% cash, 7.35% PIK, 2/8/29	252	240,061
Barnes Group, Inc., Term Loan, 7.345%, (SOFR + 2.50%), 9/3/30	519	520,499
Clark Equipment Co., Term Loan, 6.604%, (SOFR + 2.00%), 4/20/29	558	558,320
Conair Holdings LLC, Term Loan, 8.71%, (SOFR + 3.75%), 5/17/28	1,834	1,687,216
CPM Holdings, Inc., Term Loan, 9.701%, (SOFR + 4.50%), 9/28/28	1,872	1,781,704
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30	729	728,534
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31	1,025	1,024,359
Engineered Machinery Holdings, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 5/19/28	2,608	2,619,316
Filtration Group Corp., Term Loan, 8.46%, (SOFR + 3.50%), 10/21/28	1,071	1,072,070
Gates Global LLC, Term Loan, 7.095%, (SOFR + 2.25%), 6/4/31	1,257	1,260,564
Icebox Holdco III, Inc., Term Loan, 8.615%, (SOFR + 3.75%), 12/22/28	1,162	1,166,802
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28	1,924	1,925,228
Roper Industrial Products Investment Co. LLC, Term Loan, 7.854%, (SOFR + 3.25%), 11/22/29	1,554	1,558,331
SPX Flow, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 4/5/29	889	891,434
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30	3,069	3,079,401
		$ 25,123,860

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media — 1.1%
Aragorn Parent Corp., Term Loan, 9.17%, (SOFR + 4.25%), 12/15/28	$677	$ 680,851
Hubbard Radio LLC, Term Loan, 9.345%, (SOFR + 4.50%), 9/30/27	320	252,987
iHeartCommunications, Inc.:
Term Loan, 7.96%, (SOFR + 3.00%), 5/1/26	438	382,853
Term Loan, 8.21%, (SOFR + 3.25%), 5/1/26	223	194,666
Mission Broadcasting, Inc., Term Loan, 7.815%, (SOFR + 2.50%), 6/2/28	267	267,056
MJH Healthcare Holdings LLC, Term Loan, 8.195%, (SOFR + 3.25%), 1/28/29	468	468,348
Nexstar Broadcasting, Inc., Term Loan, 7.46%, (SOFR + 2.50%), 9/18/26	1,733	1,734,854
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26	1,429	1,389,752
Univision Communications, Inc., Term Loan, 8.21%, (SOFR + 3.25%), 3/16/26	784	784,983
		$ 6,156,350
Metals/Mining — 1.2%
AAP Buyer, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 9/9/31	$450	$ 452,812
Arsenal AIC Parent LLC, Term Loan, 8.095%, (SOFR + 3.25%), 8/18/30	2,260	2,262,332
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29	2,439	2,383,539
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28	369	359,402
Zekelman Industries, Inc., Term Loan, 7.17%, (SOFR + 2.25%), 1/24/31	1,181	1,184,548
		$ 6,642,633
Oil, Gas & Consumable Fuels — 1.0%
Freeport LNG Investments LLLP, Term Loan, 9.044%, (SOFR + 3.50%), 12/21/28	$1,040	$ 1,032,352
GIP II Blue Holding LP, Term Loan, 8.595%, (SOFR + 3.75%), 9/29/28	448	450,414
ITT Holdings LLC, Term Loan, 7.945%, (SOFR + 3.00%), 10/11/30	1,313	1,316,306
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.225%, (SOFR + 3.00%), 10/5/28	1,370	1,371,790
Oxbow Carbon LLC, Term Loan, 8.345%, (SOFR + 3.50%), 5/10/30	543	545,841
UGI Energy Services LLC, Term Loan, 7.345%, (SOFR + 2.50%), 2/22/30	1,152	1,154,991
		$ 5,871,694
Borrower/Description	Principal Amount (000's omitted)	Value
Passenger Airlines — 0.2%
WestJet Loyalty LP, Term Loan, 8.354%, (SOFR + 3.75%), 2/14/31	$995	$ 986,116
		$ 986,116
Personal Products — 0.2%
Olaplex, Inc., Term Loan, 8.445%, (SOFR + 3.50%), 2/23/29	$982	$ 939,594
		$ 939,594
Pharmaceuticals — 1.0%
Ceva Sante Animale, Term Loan, 8.354%, (SOFR + 3.25%), 11/8/30	$398	$ 399,326
Jazz Financing Lux SARL, Term Loan, 7.095%, (SOFR + 2.25%), 5/5/28	2,732	2,732,184
Mallinckrodt International Finance SA:
Term Loan, 12.42%, (SOFR + 7.50%), 11/14/28	321	344,135
Term Loan - Second Lien, 14.42%, (SOFR + 9.50%), 11/14/28	1,818	1,969,025
		$ 5,444,670
Professional Services — 2.9%
AAL Delaware Holdco, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 7/30/31	$675	$ 678,586
AlixPartners LLP, Term Loan, 7.46%, (SOFR + 2.50%), 2/4/28	568	568,986
APFS Staffing Holdings, Inc., Term Loan, 8.683%, (SOFR + 4.00%), 12/29/28(11)	240	234,848
Camelot U.S. Acquisition LLC, Term Loan, 7.595%, (SOFR + 2.75%), 1/31/31	1,026	1,025,762
CoreLogic, Inc., Term Loan, 8.46%, (SOFR + 3.50%), 6/2/28	2,042	2,026,386
Corporation Service Co., Term Loan, 7.345%, (SOFR + 2.50%), 11/2/29	504	505,245
Crisis Prevention Institute, Inc., Term Loan, 9.354%, (SOFR + 4.75%), 4/9/31	300	301,250
EAB Global, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 8/16/28	1,048	1,045,637
Employbridge Holding Co., Term Loan, 10.426%, (SOFR + 4.75%), 7/19/28	1,116	752,265
First Advantage Holdings LLC, Term Loan, 9/19/31(8)	1,500	1,495,312
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31	686	685,625
Genuine Financial Holdings LLC, Term Loan, 8.845%, (SOFR + 4.00%), 9/27/30	396	393,938
Mermaid Bidco, Inc., Term Loan, 8.492%, (SOFR + 3.25%), 7/3/31	950	950,000
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29	933	878,122

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Teneo Holdings LLC, Term Loan, 9.595%, (SOFR + 4.75%), 3/13/31	$1,045	$ 1,050,954
Trans Union LLC, Term Loan, 6.845%, (SOFR + 2.00%), 12/1/28	1,411	1,411,585
Vaco Holdings LLC, Term Loan, 9.945%, (SOFR + 5.00%), 1/21/29	976	958,143
Wood Mackenzie Ltd., Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31	1,197	1,200,554
		$ 16,163,198
Real Estate Management & Development — 0.4%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 7.71%, (SOFR + 2.75%), 8/21/25	$3	$ 3,212
Term Loan, 7.845%, (SOFR + 3.00%), 1/31/30	271	271,621
Term Loan, 8.595%, (SOFR + 3.75%), 1/31/30	112	112,115
Greystar Real Estate Partners LLC, Term Loan, 7.67%, (SOFR + 2.75%), 8/21/30	619	618,769
Homeserve USA Holding Corp., Term Loan, 7.211%, (SOFR + 2.25%), 10/21/30	896	894,801
RE/MAX International, Inc., Term Loan, 7.46%, (SOFR + 2.50%), 7/21/28	390	373,598
		$ 2,274,116
Road & Rail — 1.1%
First Student Bidco, Inc., Term Loan, 7.704%, (SOFR + 3.00%), 7/21/28	$1,851	$ 1,855,653
Hertz Corp.:
Term Loan, 8.46%, (SOFR + 3.50%), 6/30/28	303	271,654
Term Loan, 8.607%, (SOFR + 3.75%), 6/30/28	1,216	1,093,724
Term Loan, 8.882%, (SOFR + 3.50%), 6/30/28	1,554	1,394,583
Kenan Advantage Group, Inc., Term Loan, 8.095%, (SOFR + 3.25%), 1/25/29	1,424	1,423,605
		$ 6,039,219
Semiconductors & Semiconductor Equipment — 0.2%
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27	$222	$ 109,048
MKS Instruments, Inc., Term Loan, 7.17%, (SOFR + 2.25%), 8/17/29	1,078	1,079,598
		$ 1,188,646
Software — 11.9%
Applied Systems, Inc., Term Loan, 7.604%, (SOFR + 3.00%), 2/24/31	$3,905	$ 3,913,871
AppLovin Corp., Term Loan, 7.345%, (SOFR + 2.50%), 8/16/30	2,048	2,049,533
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Astra Acquisition Corp.:
Term Loan, 9.854%, (SOFR + 5.25%), 10/25/28	$699	$ 145,679
Term Loan, 11.354%, (SOFR + 6.75%), 2/25/28	503	414,820
Term Loan, 17.924%, (SOFR + 13.33%), 10/25/29	1,036	181,359
Banff Merger Sub, Inc., Term Loan, 9.005%, (SOFR + 3.75%), 7/30/31	2,278	2,274,690
Central Parent, Inc., Term Loan, 7.854%, (SOFR + 3.25%), 7/6/29	3,275	3,243,667
Cloud Software Group, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 3/30/29(11)	3,970	3,957,378
Cloudera, Inc.:
Term Loan, 8.695%, (SOFR + 3.75%), 10/8/28	2,650	2,588,743
Term Loan - Second Lien, 10.945%, (SOFR + 6.00%), 10/8/29	600	567,000
Cornerstone OnDemand, Inc., Term Loan, 8.71%, (SOFR + 3.75%), 10/16/28	1,140	1,068,841
Dragon Buyer, Inc., Term Loan, 9/30/31(8)	1,350	1,345,275
Drake Software LLC, Term Loan, 9.095%, (SOFR + 4.25%), 6/26/31	2,000	1,930,000
E2open LLC, Term Loan, 8.46%, (SOFR + 3.50%), 2/4/28	2,023	2,030,863
ECI Macola Max Holding LLC, Term Loan, 8.354%, (SOFR + 3.75%), 5/9/30	2,946	2,956,823
Epicor Software Corp.:
Term Loan, 1.00%, 5/30/31(10)	639	640,260
Term Loan, 8.095%, (SOFR + 3.25%), 5/30/31	5,447	5,456,984
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27	1,370	1,320,447
GoTo Group, Inc.:
Term Loan, 9.968%, (SOFR + 4.75%), 4/28/28	1,104	915,047
Term Loan - Second Lien, 9.968%, (SOFR + 4.75%), 4/28/28	702	266,803
IGT Holding IV AB, Term Loan, 8.492%, (SOFR + 3.40%), 3/31/28	1,062	1,062,827
iSolved, Inc., Term Loan, 8.345%, (SOFR + 3.50%), 10/15/30	498	499,887
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27	546	466,584
Marcel LUX IV SARL, Term Loan, 9.34%, (SOFR + 4.00%), 11/11/30	3,282	3,306,646
McAfee LLC, Term Loan, 8.451%, (SOFR + 3.25%), 3/1/29	2,524	2,517,501
Mosel Bidco SE, Term Loan, 9.104%, (SOFR + 4.50%), 9/16/30	250	251,562
Open Text Corp., Term Loan, 7.095%, (SOFR + 2.25%), 1/31/30	1,435	1,441,569
Polaris Newco LLC, Term Loan, 9.514%, (SOFR + 4.00%), 6/2/28	1,522	1,499,634

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Project Alpha Intermediate Holding, Inc., Term Loan, 9.002%, (SOFR + 3.75%), 10/28/30	$1,990	$ 1,997,011
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29	1,455	993,089
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28	1,284	994,868
Sabre GLBL, Inc.:
Term Loan, 9.195%, (SOFR + 4.25%), 6/30/28	150	141,375
Term Loan, 9.945%, (SOFR + 5.00%), 6/30/28	1,000	955,000
Skillsoft Corp., Term Loan, 10.219%, (SOFR + 5.25%), 7/14/28	624	514,290
SolarWinds Holdings, Inc., Term Loan, 7.595%, (SOFR + 2.75%), 2/5/30	1,738	1,740,346
Sophia LP, Term Loan, 8.445%, (SOFR + 3.50%), 10/9/29	2,397	2,405,309
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31	4,336	4,341,180
Veritas U.S., Inc., Term Loan, 9.96%, (SOFR + 5.00%), 9/1/25	2,479	2,332,263
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28	1,963	1,915,560
		$ 66,644,584
Specialty Retail — 2.3%
Apro LLC, Term Loan, 8.868%, (SOFR + 3.75%), 7/9/31	$575	$ 577,067
Great Outdoors Group LLC, Term Loan, 8.71%, (SOFR + 3.75%), 3/6/28	2,487	2,489,330
Harbor Freight Tools USA, Inc., Term Loan, 7.333%, (SOFR + 2.50%), 6/5/31(11)	2,300	2,266,937
Hoya Midco LLC, Term Loan, 7.845%, (SOFR + 3.00%), 2/3/29	661	666,301
Les Schwab Tire Centers, Term Loan, 7.845%, (SOFR + 3.00%), 4/23/31	4,324	4,330,525
LIDS Holdings, Inc., Term Loan, 10.614%, (SOFR + 5.50%), 12/14/26	245	243,376
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28	2,312	2,314,621
		$ 12,888,157
Trading Companies & Distributors — 2.2%
Avolon TLB Borrower 1 (U.S.) LLC, Term Loan, 6.961%, (SOFR + 2.00%), 6/24/30	$2,564	$ 2,573,956
Beacon Roofing Supply, Inc., Term Loan, 6.845%, (SOFR + 2.00%), 5/19/28	546	546,762
Core & Main LP:
Term Loan, 6.855%, (SOFR + 2.00%), 7/27/28	1,492	1,492,724
Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors (continued)
Core & Main LP: (continued)
Term Loan, 7.105%, (SOFR + 2.25%), 2/9/31	$373	$ 374,058
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30	693	695,252
Foundation Building Materials Holding Co. LLC, Term Loan, 9.057%, (SOFR + 4.00%), 1/29/31	770	750,992
Spin Holdco, Inc., Term Loan, 9.256%, (SOFR + 4.00%), 3/4/28	2,971	2,610,476
White Cap Buyer LLC, Term Loan, 8.095%, (SOFR + 3.25%), 10/19/29	2,007	1,994,119
Windsor Holdings III LLC, Term Loan, 8.461%, (SOFR + 3.50%), 8/1/30	1,164	1,169,415
		$ 12,207,754
Transportation Infrastructure — 0.5%
Brown Group Holding LLC:
Term Loan, 7.595%, (SOFR + 2.75%), 7/1/31	$385	$ 384,267
Term Loan, 7.837%, (SOFR + 2.75%), 7/1/31(11)	960	958,754
KKR Apple Bidco LLC, Term Loan, 7.71%, (SOFR + 2.75%), 9/22/28	1,617	1,616,696
		$ 2,959,717
Wireless Telecommunication Services — 0.6%
CCI Buyer, Inc., Term Loan, 8.604%, (SOFR + 4.00%), 12/17/27	$1,466	$ 1,465,999
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	1,426	1,414,611
SBA Senior Finance II LLC, Term Loan, 6.85%, (SOFR + 2.00%), 1/25/31	746	747,098
		$ 3,627,708
Total Senior Floating-Rate Loans (identified cost $497,082,590)		$489,413,774

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	1,409	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(13)	28,756,347	$ 28,756,347
Total Short-Term Investments (identified cost $28,756,347)		$ 28,756,347
Total Investments — 102.4% (identified cost $586,031,745)		$575,379,579
Less Unfunded Loan Commitments — (0.2)%		$ (1,006,086)
Net Investments — 102.2% (identified cost $585,025,659)		$574,373,493
Other Assets, Less Liabilities — (2.2)%		$(12,536,323)
Net Assets — 100.0%		$561,837,170
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2024, the aggregate value of these securities is $47,521,534 or 8.5% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	This Senior Loan will settle after September 30, 2024, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2024, the total value of unfunded loan commitments is $1,006,473.
(11)	The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(12)	Principal amount is less than $500.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
Abbreviations:
DIP	– Debtor In Possession
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
VT Floating-Rate Income Fund
September 30, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2024.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $28,756,347, which represents 5.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$34,477,792	$148,390,924	$(154,112,369)	$ —	$ —	$28,756,347	$826,596	28,756,347
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 9,426,266	$ —	$ 9,426,266
Common Stocks	51,801	4,804,926	0	4,856,727
Corporate Bonds	—	39,752,705	—	39,752,705
Exchange-Traded Funds	3,173,760	—	—	3,173,760
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	487,653,091	754,597	488,407,688
Warrants	—	—	0	0
Short-Term Investments	28,756,347	—	—	28,756,347
Total Investments	$31,981,908	$541,636,988	$754,597	$574,373,493
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.